Putnam Ultra Short Duration Income Fund
The fund's portfolio
10/31/19 (Unaudited)

CORPORATE BONDS AND NOTES (52.8%)(a)
	Principal amount	Value
Banking (28.1%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 2.702%, 8/27/21 (Netherlands)	$51,500,000	$51,690,138
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.376%, 1/19/21 (Netherlands)	46,350,000	46,392,179
ABN AMRO Bank NV 144A sr. unsec. notes 2.65%, 1/19/21 (Netherlands)	7,000,000	7,047,603
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 3.018%, 11/23/21 (Australia)	3,000,000	3,034,681
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.505%, 11/9/20 (Australia)	24,900,000	24,943,465
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.624%, 8/19/20 (Australia)	28,950,000	29,037,479
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.584%, 5/17/21 (Australia)	14,625,000	14,680,538
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 3.00%, 10/20/20 (Spain)	46,668,000	47,046,617
Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 2.749%, 10/1/21	22,570,000	22,649,415
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.314%, 1/23/22	39,485,000	39,493,970
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.42%), 3.386%, 4/19/21	28,683,000	29,179,589
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.66%), 2.626%, 7/21/21	48,288,000	48,433,637
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 2.756%, 6/25/22	29,807,000	29,951,957
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.353%, 1/22/21 (Canada)	28,000,000	28,055,439
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%), 2.341%, 7/13/20 (Canada)	24,944,000	24,978,557
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.46%), 2.461%, 4/13/21 (Canada)	11,600,000	11,649,648
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 2.922%, 8/27/21 (Canada)	7,500,000	7,581,750
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 2.683%, 3/26/22 (Canada)	57,966,000	58,303,942
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.534%, 9/10/21 (Canada)	30,000,000	30,081,300
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.30%), 2.433%, 12/4/20	16,000,000	16,006,252
Bank of New York Mellon (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.28%), 2.413%, 6/4/21	52,000,000	52,069,160
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.95%, 8/23/22	20,600,000	20,647,235
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%), 2.994%, 8/17/20	22,600,000	22,735,831
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.75%, 10/15/20 (France)	6,200,000	6,252,220
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.456%, 7/20/20 (France)	73,900,000	74,093,618
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	13,770,000	13,806,876
Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.65%), 2.859%, 8/7/20 (United Kingdom)	25,500,000	25,557,375
Barclays PLC sr. unsec. unsub. notes 2.75%, 11/8/19 (United Kingdom)	35,095,000	35,096,991
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 2.689%, 6/15/20	14,855,000	14,901,199
BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.22%), 2.129%, 2/1/21	37,845,000	37,833,836
BNP Paribas SA sr. unsec. notes 2.375%, 5/21/20 (France)	36,820,000	36,913,965
BNP Paribas SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.568%, 8/7/21 (France)	27,000,000	27,019,980
BPCE SA company guaranty sr. unsec. notes Ser. MTN, 2.25%, 1/27/20 (France)	18,500,000	18,495,639
BPCE SA 144A sr. unsec. notes 3.145%, 7/31/20 (France)	33,000,000	33,305,453
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 2.839%, 6/16/22 (Canada)	6,300,000	6,359,924
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.217%, 2/2/21 (Canada)	27,300,000	27,351,051
Capital One NA sr. unsec. notes Ser. BKNT, 2.35%, 1/31/20	41,050,000	41,073,468
Citibank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.60%), 2.736%, 5/20/22	23,000,000	23,064,170
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.31%), 3.246%, 10/26/20	18,205,000	18,395,647
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 3.484%, 3/30/21	60,863,000	61,780,814
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.07%), 3.172%, 12/8/21	32,745,000	33,141,673
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 3.092%, 8/2/21	28,093,000	28,501,950
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 2.90%, 4/25/22	28,085,000	28,432,215
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 2.942%, 5/26/22	4,960,000	4,990,484
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.72%), 2.895%, 2/14/22	43,000,000	43,146,803
Citizens Bank NA sr. unsec. notes Ser. BKNT, 2.20%, 5/26/20	7,610,000	7,618,265
Citizens Bank NA/Providence RI sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.54%), 2.678%, 3/2/20	37,900,000	37,943,585
Citizens Bank NA/Providence RI sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%), 2.702%, 5/26/20	49,176,000	49,295,001
Comerica Bank sr. unsec. notes Ser. BKNT, 2.50%, 6/2/20	7,100,000	7,122,391
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.64%), 2.849%, 11/7/19 (Australia)	19,627,000	19,628,583
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.584%, 3/10/20 (Australia)	14,900,000	14,923,021
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.545%, 9/18/20 (Australia)	19,600,000	19,659,885
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.73%), 2.868%, 6/11/21	42,600,000	42,682,644
Cooperatieve Rabobank UA 144A sr. unsec. unsub. notes 4.75%, 1/15/20 (Netherlands)	29,730,000	29,892,972
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.83%), 2.84%, 1/10/22 (Netherlands)	29,100,000	29,382,990
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.366%, 4/26/21 (Netherlands)	25,370,000	25,447,237
Credit Agricole Corporate & Investment Bank SA company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.63%), 2.714%, 10/3/21 (France)	15,345,000	15,389,040
Credit Agricole Corporate & Investment Bank SA 144A company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.302%, 5/3/21 (France)	47,000,000	47,070,030
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.279%, 7/1/21 (United Kingdom)	51,180,000	51,886,130
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.104%, 6/10/20 (United Kingdom)	26,005,000	26,137,886
Credit Suisse AG unsec. sub. notes 5.40%, 1/14/20	36,481,000	36,717,397
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 4.293%, 4/16/21 (United Kingdom)	69,194,000	71,024,181
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.125%, 12/10/20 (United Kingdom)	12,480,000	12,616,716
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 2.75%, 3/26/20 (United Kingdom)	55,676,000	55,851,617
Credit Suisse Group Funding Guernsey, Ltd. 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 4.293%, 4/16/21 (United Kingdom)	1,750,000	1,789,914
Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.648%, 3/2/20 (Denmark)	25,200,000	25,203,959
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.07%), 3.208%, 6/2/21 (Norway)	7,000,000	7,088,565
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.455%, 10/2/20 (Norway)	69,605,000	69,751,003
DNB Boligkreditt AS 144A sr. notes 2.00%, 5/28/20 (Norway)	15,190,000	15,188,390
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 2.376%, 7/26/21	24,800,000	24,898,704
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%), 2.186%, 10/30/20	31,105,000	31,132,683
HSBC Bank USA NA unsec. sub. notes Ser. BKNT, 4.875%, 8/24/20	40,050,000	40,971,630
HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 2.24%), 4.342%, 3/8/21 (United Kingdom)	29,239,000	29,933,347
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.66%), 3.792%, 5/25/21 (United Kingdom)	27,346,000	27,849,687
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.724%, 5/18/21 (United Kingdom)	28,000,000	28,033,040
HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.786%, 11/13/19	13,350,000	13,352,417
Huntington Bancshares, Inc. sr. unsec. sub. notes 7.00%, 12/15/20	5,000,000	5,267,605
Huntington National Bank (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.644%, 3/10/20	41,500,000	41,577,647
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20	68,200,000	68,283,590
Huntington National Bank (The) sr. unsec. notes Ser. BKNT, 2.875%, 8/20/20	19,000,000	19,137,435
Huntington National Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.837%, 2/5/21	3,870,000	3,878,943
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.094%, 8/17/20 (Netherlands)	11,350,000	11,424,677
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.88%), 3.038%, 8/15/21 (Netherlands)	31,679,000	31,940,637
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 3.254%, 3/29/22 (Netherlands)	26,100,000	26,444,012
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.755%, 6/18/22	25,797,000	25,882,388
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.48%), 3.618%, 3/1/21	25,327,000	25,722,926
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.21%), 3.133%, 10/29/20	16,152,000	16,291,084
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.68%), 2.818%, 6/1/21	26,160,000	26,230,004
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.652%, 3/9/21	22,842,000	22,872,608
JPMorgan Chase & Co. sr. unsec. unsub. notes 4.25%, 10/15/20	28,300,000	28,914,959
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.34%), 2.276%, 4/26/21	14,750,000	14,758,313
JPMorgan Chase Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 2.199%, 2/1/21	6,000,000	6,001,392
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 2.96%, 11/22/21	9,905,000	10,007,157
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 2.569%, 2/1/22	40,000,000	40,226,915
KeyBank NA sr. unsec. notes Ser. BKNT, 2.50%, 12/15/19	7,250,000	7,253,915
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.90%, 9/15/20	37,500,000	37,809,738
Lloyds Bank PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.699%, 5/7/21 (United Kingdom)	65,400,000	65,500,716
Lloyds Banking Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 2.959%, 6/21/21 (United Kingdom)	12,565,000	12,630,552
Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%), 2.21%, 1/25/21	63,120,000	63,137,158
Manufacturers & Traders Trust Co. unsec. sub FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%), 2.778%, 12/1/21	13,270,000	13,270,000
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.586%, 7/26/21 (Japan)	45,366,000	45,527,534
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.88%), 4.018%, 3/1/21 (Japan)	8,429,000	8,597,066
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.187%, 9/13/21 (Japan)	58,303,000	58,953,905
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 3.07%, 2/22/22 (Japan)	13,818,000	13,935,814
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 2.73%, 7/25/22 (Japan)	4,952,000	4,974,254
Mitsubishi UFJ Trust & Banking Corp. 144A sr. unsec. unsub. notes 2.65%, 10/19/20 (Japan)	4,000,000	4,029,643
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 3.084%, 2/28/22 (Japan)	32,351,000	32,625,653
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.267%, 9/13/21 (Japan)	45,705,000	46,240,795
Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.48%), 3.481%, 4/12/21 (Japan)	13,200,000	13,410,833
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 2.792%, 12/9/19 (Australia)	2,600,000	2,602,268
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.736%, 9/20/21 (Australia)	28,200,000	28,358,766
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.66%, 5/22/20 (Australia)	25,700,000	25,770,161
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.71%), 2.619%, 11/4/21 (Australia)	27,500,000	27,784,695
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.59%), 2.60%, 1/10/20 (Australia)	17,750,000	17,770,074
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.351%, 1/12/21 (Australia)	27,900,000	27,968,327
National Bank of Canada company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 2.692%, 6/12/20 (Canada)	21,023,000	21,078,923
National Bank of Canada sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.232%, 11/2/20 (Canada)	18,700,000	18,722,664
National Bank of Canada 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.559%, 3/21/21 (Canada)	6,250,000	6,254,984
Nationwide Building Society 144A sr. unsec. unsub. notes 2.35%, 1/21/20 (United Kingdom)	16,000,000	16,011,200
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 3.122%, 5/27/21 (Finland)	8,353,000	8,447,531
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.587%, 5/29/20 (Finland)	51,875,000	51,991,978
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.203%, 1/22/21	28,970,000	29,023,729
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.36%), 2.484%, 5/19/20	9,652,000	9,669,035
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.35%), 2.482%, 3/12/21	46,300,000	46,350,467
PNC Bank NA sr. unsec. notes Ser. BKNT, (BBA LIBOR USD 3 Month + 0.31%), 2.444%, 6/10/21	28,000,000	28,034,188
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.45%), 2.403%, 7/22/22	50,520,000	50,581,739
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.479%, 4/1/21	35,385,000	35,374,088
Regions Bank sr. unsec. FRN Ser. BKNT, 3.374%, 8/13/21	20,343,000	20,545,978
Regions Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 2.676%, 8/13/21	67,026,000	67,075,599
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.38%), 2.518%, 3/2/20 (Canada)	20,000,000	20,019,622
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.30%), 2.253%, 7/22/20 (Canada)	17,300,000	17,339,697
Royal Bank of Canada sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.34%, 1/25/21 (Canada)	28,000,000	28,061,393
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.47%), 2.398%, 4/29/22 (Canada)	18,200,000	18,226,527
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 2.326%, 4/30/21 (Canada)	35,750,000	35,837,445
Santander Holdings USA, Inc. sr. unsec. unsub. notes 2.65%, 4/17/20	50,100,000	50,201,903
Santander UK Group Holdings PLC sr. unsec. unsub. notes 2.875%, 10/16/20 (United Kingdom)	11,300,000	11,348,093
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 2.758%, 6/1/21 (United Kingdom)	64,370,000	64,568,960
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.202%, 11/3/20 (United Kingdom)	18,328,000	18,329,640
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 2.554%, 5/17/21 (Sweden)	52,250,000	52,394,210
State Street Corp. sr. unsec. unsub. notes 2.55%, 8/18/20	39,773,000	39,986,663
Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.352%, 1/17/20 (Japan)	11,556,000	11,566,782
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.68%), 3.782%, 3/9/21 (Japan)	8,460,000	8,614,755
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 3.106%, 10/19/21 (Japan)	52,212,000	52,863,768
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 2.954%, 1/11/22 (Japan)	25,439,000	25,661,947
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 2.781%, 7/12/22 (Japan)	10,614,000	10,659,606
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 2.492%, 8/2/22	2,527,000	2,532,983
SunTrust Bank sr. unsec. notes Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 2.436%, 10/26/21	39,050,000	39,094,947
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 2.714%, 5/17/22	36,600,000	36,735,147
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, 2.59%, 1/29/21	19,666,000	19,680,603
SunTrust Bank/Atlanta, GA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.53%), 2.457%, 1/31/20	22,030,000	22,046,523
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.602%, 5/24/21 (Sweden)	53,242,000	53,461,275
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 2.462%, 9/8/20 (Sweden)	15,000,000	15,030,739
Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 1.15%), 3.254%, 3/30/21 (Sweden)	23,400,000	23,710,752
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 2.819%, 3/14/22 (Sweden)	9,300,000	9,303,042
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.27%), 2.409%, 3/17/21 (Canada)	5,000,000	5,010,260
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 2.18%, 1/25/21 (Canada)	28,500,000	28,524,599
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 2.901%, 7/13/21 (Canada)	1,001,000	1,013,217
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.93%), 3.049%, 12/14/20 (Canada)	1,700,000	1,714,783
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.26%), 2.399%, 9/17/20 (Canada)	17,600,000	17,631,152
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 3.043%, 4/7/21 (Canada)	26,000,000	26,296,660
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 2.799%, 11/5/19 (Canada)	7,300,000	7,300,163
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, 2.75%, 7/22/22 (Canada)	42,000,000	41,690,896
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.568%, 6/11/21 (Canada)	38,200,000	38,334,464
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 2.588%, 5/23/22	45,000,000	45,074,477
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.38%), 2.548%, 11/16/21	10,200,000	10,209,221
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 2.442%, 5/21/21	57,880,000	57,915,191
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.32%), 2.256%, 4/26/21	38,700,000	38,798,430
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.14%), 2.074%, 10/23/20	2,420,000	2,416,511
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.682%, 6/8/20 (United Kingdom)	33,323,000	33,406,941
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.618%, 12/1/20 (United Kingdom)	31,918,000	32,004,881
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.64%), 2.576%, 1/24/22	13,507,000	13,595,810
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.93%), 3.111%, 2/11/22	26,035,000	26,205,894
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.34%), 3.473%, 3/4/21	33,686,000	34,151,541
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.03%), 2.961%, 7/26/21	24,417,000	24,714,887
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.88%), 2.833%, 7/22/20	6,012,000	6,041,988
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA LIBOR USD 3 Month + 1.01%), 3.112%, 12/7/20	5,772,000	5,822,157
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 2.752%, 5/27/22	18,400,000	18,458,504
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 2.463%, 10/22/21	35,700,000	35,830,626
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 2.434%, 7/23/21	23,700,000	23,737,260
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.85%), 2.834%, 1/11/22 (Australia)	21,400,000	21,624,939
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.542%, 3/6/20 (Australia)	14,900,000	14,921,005
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.438%, 5/15/20 (Australia)	14,300,000	14,319,267
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.28%, 1/25/21 (Australia)	23,450,000	23,486,931

		4,950,394,582
Basic materials (0.4%)
DuPont de Nemours, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.71%), 2.868%, 11/15/20	29,920,000	30,057,116
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	12,570,000	12,709,549
Nutrien, Ltd. sr. unsec. notes 4.875%, 3/30/20 (Canada)	18,500,000	18,697,265
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.25%, 5/15/20	3,525,000	3,531,023

		64,994,953
Capital goods (0.7%)
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.557%, 8/8/22	28,000,000	28,123,200
United Technologies Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.603%, 11/1/19	24,500,000	24,500,000
United Technologies Corp. sr. unsec. unsub. notes 4.50%, 4/15/20	1,250,000	1,264,915
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	66,000,000	66,023,646

		119,911,761
Communication services (2.0%)
American Tower Corp. sr. unsec. notes 2.80%, 6/1/20(R)	28,767,000	28,888,321
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 2.951%, 7/15/21	49,735,000	50,242,297
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 2.888%, 6/1/21	41,246,000	41,427,959
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.651%, 1/15/20	53,696,000	53,768,651
Comcast Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.429%, 10/1/20	42,517,000	42,623,718
Crown Castle International Corp. sr. unsec. unsub. notes 3.40%, 2/15/21(R)	9,300,000	9,454,014
Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.582%, 1/17/20 (Netherlands)	25,300,000	25,322,621
Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. notes 2.225%, 1/17/20 (Netherlands)	4,190,000	4,189,997
NBCUniversal Enterprise, Inc. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.499%, 4/1/21	83,500,000	83,780,560
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.119%, 3/16/22	10,300,000	10,465,960
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.70%, 5/22/20	4,200,000	4,211,574

		354,375,672
Conglomerates (0.4%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.729%, 3/16/22 (Netherlands)	37,850,000	38,066,934
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.459%, 3/16/20 (Netherlands)	25,150,000	25,190,739

		63,257,673
Consumer cyclicals (2.5%)
Amazon.com, Inc. sr. unsec. notes 1.90%, 8/21/20	19,900,000	19,907,450
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.676%, 8/13/21	20,406,000	20,444,401
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.545%, 8/14/20	18,500,000	18,530,306
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.411%, 4/12/21	19,000,000	19,029,450
BMW US Capital, LLC 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.423%, 4/6/20	9,800,000	9,811,802
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.50%, 10/1/20	3,023,000	3,062,321
Marriott International, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.752%, 3/8/21	16,850,000	16,923,640
Marriott International, Inc. sr. unsec. FRN Ser. Y, (BBA LIBOR USD 3 Month + 0.60%), 2.738%, 12/1/20	5,400,000	5,413,800
Marriott International, Inc. sr. unsec. unsub. notes 3.375%, 10/15/20	4,733,000	4,779,655
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.581%, 1/13/20	10,250,000	10,257,995
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.494%, 9/28/20	11,900,000	11,904,661
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.391%, 7/13/20	29,800,000	29,803,516
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20	50,204,000	50,731,890
Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN, (SECURED OVERNIGHT FUNDING RATE + 0.40%), 2.22%, 10/23/20	46,500,000	46,523,297
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%), 2.333%, 10/7/21	32,100,000	32,117,162
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.20%), 2.332%, 3/12/21	75,000,000	74,999,738
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.782%, 3/1/21	35,938,000	36,022,382
Walt Disney Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.362%, 9/1/21	21,500,000	21,542,355

		431,805,821
Consumer finance (1.6%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.887%, 11/5/21	19,200,000	19,301,568
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.266%, 10/30/20	37,100,000	37,162,328
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 2.756%, 5/20/22	36,700,000	36,871,860
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.53%), 2.649%, 5/17/21	9,500,000	9,525,204
American Express Co. sr. unsec. unsub. notes 2.20%, 10/30/20	28,319,000	28,400,979
American Express Credit Corp. sr. unsec. unsub. FRN Ser. F, (BBA LIBOR USD 3 Month + 1.05%), 3.169%, 9/14/20	20,900,000	21,057,688
American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.568%, 3/3/20	7,800,000	7,809,109
American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%), 2.515%, 2/14/20	14,700,000	14,716,029
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 3.082%, 6/1/21	36,800,000	36,875,965
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 2.606%, 7/30/21	16,960,000	16,914,886
Capital One Financial Corp. sr. unsec. unsub. notes 2.50%, 5/12/20	49,840,000	49,945,818
Capital One Financial Corp. sr. unsec. unsub. notes 2.40%, 10/30/20	3,300,000	3,313,274

		281,894,708
Consumer staples (1.2%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%), 3.162%, 2/1/21	31,025,000	31,423,361
Church & Dwight Co., Inc. sr. unsec. notes 2.45%, 12/15/19	23,000,000	23,000,639
Coca-Cola Co. (The) sr. unsec. unsub. notes 1.875%, 10/27/20	46,000,000	46,098,330
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.512%, 10/9/20	14,020,000	14,040,559
Diageo Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.24%), 2.364%, 5/18/20 (United Kingdom)	29,100,000	29,121,185
McDonald's Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 2.366%, 10/28/21	21,430,000	21,427,913
McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 2.75%, 12/9/20	12,000,000	12,110,004
Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.602%, 8/21/20	24,000,000	23,989,320
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 2.70%, 11/18/19	10,525,000	10,527,235

		211,738,546
Energy (1.8%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/20	43,500,000	44,522,685
BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.382%, 11/24/20 (United Kingdom)	41,000,000	41,075,451
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.521%, 1/15/20 (United Kingdom)	36,400,000	36,441,404
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.568%, 11/15/19	9,800,000	9,802,077
Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.21%), 2.348%, 3/3/20	24,950,000	24,978,443
Columbia Pipeline Group, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 6/1/20	1,900,000	1,911,295
Occidental Petroleum Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 3.137%, 2/8/21	23,280,000	23,442,262
Phillips 66 company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.732%, 2/26/21	8,500,000	8,501,173
Phillips 66 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 2.751%, 4/15/20	21,349,000	21,356,421
Sabine Pass Liquefaction, LLC sr. notes 5.625%, 2/1/21	8,900,000	9,185,865
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.218%, 7/12/21 (France)	32,515,000	32,711,747
Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	60,201,000	60,868,566

		314,797,389
Financial (1.7%)
Bank of Nova Scotia (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.42%), 2.36%, 1/25/21 (Canada)	49,100,000	49,212,936
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.64%), 2.742%, 3/7/22 (Canada)	22,345,000	22,501,560
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 2.391%, 7/14/20 (Canada)	25,518,000	25,573,980
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.33%, 1/10/20	19,750,000	19,763,823
Macquarie Bank, Ltd. 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 1.12%), 3.048%, 7/29/20 (Australia)	9,400,000	9,464,377
Macquarie Group Ltd. 144A sr. unsec. notes 6.00%, 1/14/20 (Australia)	50,171,000	50,560,062
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.44%), 3.575%, 9/24/20 (Switzerland)	28,900,000	29,230,294
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 3.439%, 2/1/22 (Switzerland)	20,587,000	21,050,660
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes (BBA LIBOR USD 3 Month + 1.78%), 3.766%, 4/14/21 (Switzerland)	37,754,000	38,490,222
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	24,323,000	24,682,338
USAA Capital Corp. 144A sr. unsec. notes 2.00%, 6/1/21	8,300,000	8,329,696

		298,859,948
Health care (2.5%)
Becton Dickinson and Co. sr. unsec. notes 2.404%, 6/5/20	23,200,000	23,259,906
Becton Dickinson and Co. sr. unsec. unsub. notes 2.675%, 12/15/19	7,309,000	7,311,262
Biogen, Inc. sr. unsec. sub. notes 2.90%, 9/15/20	78,368,000	78,992,758
Bristol-Myers Squibb Co. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.548%, 5/16/22	9,300,000	9,309,298
Bristol-Myers Squibb Co. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.20%), 2.368%, 11/16/20	53,250,000	53,273,692
Celgene Corp. sr. unsec. unsub. notes 2.875%, 8/15/20	4,200,000	4,226,869
Cigna Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.489%, 3/17/20 (acquired 9/6/18, cost $37,315,000)(RES)	37,315,000	37,328,685
Cigna Corp. 144A company guaranty sr. unsec. unsub. notes 4.125%, 9/15/20	55,000,000	55,975,916
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.63%), 2.732%, 3/9/20	7,711,000	7,722,613
CVS Health Corp. sr. unsec. unsub. notes 2.80%, 7/20/20	47,300,000	47,550,832
GlaxoSmithKline Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.525%, 5/14/21 (United Kingdom)	23,750,000	23,810,365
UnitedHealth Group, Inc. sr. unsec. unsub.FRN (BBA LIBOR USD 3 Month + 0.26%), 2.379%, 6/15/21	27,450,000	27,461,145
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 2.576%, 8/20/21	60,480,000	60,533,827

		436,757,168
Insurance (3.8%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.603%, 1/22/21	47,000,000	47,160,860
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.566%, 6/25/21	20,134,000	20,219,002
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.565%, 7/2/20	28,938,000	29,027,071
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	8,236,000	8,249,262
American International Group, Inc. sr. unsec. unsub. notes 3.375%, 8/15/20	8,879,000	8,979,442
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.50%, 3/30/20	47,300,000	47,967,792
Jackson National Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 2.301%, 10/15/20	23,300,000	23,334,424
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 2.83%, 6/27/22	33,784,000	34,124,107
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.618%, 6/11/21	47,303,000	47,497,510
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.236%, 4/27/20	47,500,000	47,546,928
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.50%, 12/29/20	4,300,000	4,375,586
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes 2.35%, 3/6/20	22,000,000	22,018,360
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	18,600,000	18,736,788
Metropolitan Life Global Funding I 144A FRN (SECURED OVERNIGHT FUNDING RATE + 0.57%), 2.39%, 9/7/20	37,300,000	37,391,707
Metropolitan Life Global Funding I 144A FRN (SECURED OVERNIGHT FUNDING RATE + 0.50%), 2.32%, 5/28/21	19,550,000	19,593,156
Metropolitan Life Global Funding I 144A notes 2.50%, 12/3/20	31,500,000	31,739,387
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	18,500,000	18,671,400
Metropolitan Life Global Funding I 144A notes 2.00%, 4/14/20	13,365,000	13,373,888
Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.23%), 2.257%, 1/8/21	11,500,000	11,512,689
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 2.654%, 6/10/22	47,550,000	47,729,738
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.32%), 2.559%, 8/6/21	12,000,000	12,023,400
New York Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.233%, 1/21/22	42,000,000	42,044,312
Principal Life Global Funding II 144A company guaranty sr. unsub. notes 2.15%, 1/10/20	23,500,000	23,508,103
Principal Life Global Funding II 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 2.413%, 6/26/20	37,200,000	37,239,500
Protective Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.37%), 2.371%, 7/13/20	23,000,000	23,039,391

		677,103,803
Investment banking/Brokerage (2.8%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.472%, 5/21/21	28,500,000	28,531,621
Discover Bank sr. unsec. unsub. notes Ser. BKNT, 3.10%, 6/4/20	59,927,000	60,264,961
Discover Bank unsec. sub. notes 7.00%, 4/15/20	47,785,000	48,799,051
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.20%), 3.319%, 9/15/20	16,803,000	16,933,263
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.16%), 3.094%, 4/23/20	14,845,000	14,903,958
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 2.927%, 12/13/19	11,861,000	11,872,247
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	15,285,000	15,299,734
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.30%, 12/13/19	6,500,000	6,500,431
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GMTN, 5.375%, 3/15/20	58,892,000	59,614,559
Morgan Stanley sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.55%), 2.731%, 2/10/21	25,830,000	25,853,384
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.146%, 1/20/22	56,643,000	57,228,349
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.98%), 3.099%, 6/16/20	11,042,000	11,095,776
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.93%), 2.883%, 7/22/22	17,591,000	17,750,111
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.40%), 3.366%, 4/21/21	43,148,000	43,819,124
Morgan Stanley sr. unsec. unsub. notes 2.80%, 6/16/20	12,107,000	12,165,987
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.339%, 11/1/21	70,400,000	70,501,658

		501,134,214
Real estate (—%)
AvalonBay Communities, Inc. sr. unsec. unsub. notes Ser. GMTN, 3.95%, 1/15/21(R)	4,300,000	4,383,669

		4,383,669
Technology (1.2%)
Apple, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.20%), 2.409%, 2/7/20	25,000,000	25,012,233
Applied Materials, Inc. sr. unsec. unsub. notes 2.625%, 10/1/20	12,018,000	12,092,153
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 2.25%, 8/15/21	46,694,000	46,851,693
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	6,367,000	6,645,089
Fiserv, Inc. sr. unsec. notes 2.70%, 6/1/20	33,356,000	33,506,651
IBM Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.576%, 5/13/21	46,700,000	46,914,493
IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.26%), 2.226%, 1/20/21	44,902,000	45,014,033

		216,036,345
Utilities and power (2.1%)
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%), 2.506%, 6/25/21	47,100,000	47,276,772
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.538%, 12/1/20	29,500,000	29,536,993
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.65%), 2.788%, 3/11/22	23,600,000	23,713,017
Duke Energy Corp. 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.50%), 2.675%, 5/14/21	48,295,000	48,462,584
Duke Energy Corp. 144A sr. unsec. notes 2.10%, 6/15/20	28,250,000	28,263,331
Duke Energy Florida, LLC sr. unsec. unsub. notes 2.10%, 12/15/19	1,750,000	1,749,979
Florida Power & Light Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.639%, 5/6/22	19,100,000	19,100,955
Georgia Power Co. sr. unsec. unsub. notes Ser. C, 2.00%, 9/8/20	26,000,000	26,021,102
IPALCO Enterprises, Inc. sr. unsub. notes 3.45%, 7/15/20	3,652,000	3,672,711
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 6.85%, 2/15/20	2,800,000	2,836,563
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 6.50%, 4/1/20	27,000,000	27,469,142
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.554%, 9/28/20	22,600,000	22,627,030
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. H, 3.342%, 9/1/20	31,128,000	31,457,728
Public Service Enterprise Group, Inc. sr. unsec. unsub. notes 2.00%, 11/15/21	22,348,000	22,332,441
Total Capital SA company guaranty sr. unsec. unsub. notes 4.45%, 6/24/20 (France)	4,000,000	4,065,574
TransCanada PipeLines, Ltd. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.433%, 11/15/19 (Canada)	24,100,000	24,101,290

		362,687,212

Total corporate bonds and notes (cost $9,271,098,750)		$9,290,133,464

COMMERCIAL PAPER (29.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Air Liquide USA LLC	2.220	12/17/19	$37,000,000	$36,918,170
Air Liquide USA LLC	2.198	12/4/19	38,000,000	37,941,250
Albermarle Corp.	2.084	11/26/19	35,000,000	34,947,625
Albermarle Corp.	2.003	11/22/19	8,073,000	8,062,817
Albermarle Corp.	2.063	11/21/19	29,050,000	29,015,058
Albermarle Corp.	2.143	11/4/19	18,745,000	18,740,787
Alexandria Real Estate Equities, Inc.	2.104	12/3/19	37,250,000	37,181,606
Alexandria Real Estate Equities, Inc.	2.208	11/12/19	59,000,000	58,961,256
Alexandria Real Estate Equities, Inc.	2.244	11/5/19	46,500,000	46,487,277
American Electric Power Co., Inc.	2.154	11/19/19	25,000,000	24,973,044
American Electric Power Co., Inc.	2.083	11/15/19	37,250,000	37,217,872
Arrow Electronics, Inc.	2.104	12/3/19	5,000,000	4,988,312
Arrow Electronics, Inc.	2.335	11/26/19	28,000,000	27,948,636
Arrow Electronics, Inc.	2.425	11/19/19	20,000,000	19,973,221
Arrow Electronics, Inc.	2.305	11/5/19	16,500,000	16,493,945
Autonation, Inc.	2.070	11/1/19	130,000,000	129,990,297
Bayer Corp.	2.281	12/17/19	26,500,000	26,425,720
Bell Canada, Inc. (Canada)	2.304	1/23/20	37,000,000	36,825,261
Bell Canada, Inc. (Canada)	2.158	12/16/19	32,500,000	32,418,896
Bell Canada, Inc. (Canada)	2.168	12/12/19	18,500,000	18,458,128
Bell Canada, Inc. (Canada)	2.283	11/12/19	19,000,000	18,988,207
Bell Canada, Inc. (Canada)	2.872	11/1/19	28,000,000	27,998,573
Boeing Co. (The)	2.439	12/11/19	7,000,000	6,986,527
Boeing Co. (The)	2.081	12/10/19	25,000,000	24,953,250
Boston Scientific Corp.	2.217	12/12/19	26,000,000	25,938,423
Boston Scientific Corp.	2.299	12/6/19	18,500,000	18,462,445
Boston Scientific Corp.	2.308	11/26/19	22,000,000	21,967,746
Boston Scientific Corp.	2.309	11/25/19	40,650,000	40,592,695
Boston Scientific Corp.	2.370	11/8/19	9,250,000	9,245,782
Boston Scientific Corp.	2.203	11/7/19	7,000,000	6,997,210
BPCE SA (France)	2.681	12/16/19	45,000,000	44,905,470
Canadian Natural Resources, Ltd. (Canada)	2.088	11/25/19	79,250,000	79,136,078
CBS Corp.	2.135	11/20/19	23,400,000	23,373,519
CBS Corp.	2.205	11/8/19	40,000,000	39,981,760
CenterPoint Energy, Inc.	2.033	11/22/19	9,250,000	9,239,090
CenterPoint Energy, Inc.	2.083	11/20/19	46,000,000	45,950,499
Cigna Corp.	2.308	11/14/19	37,000,000	36,970,244
CRH America Finance, Inc.	2.280	12/6/19	53,500,000	53,391,395
CRH America Finance, Inc.	2.258	11/19/19	15,077,000	15,060,743
Crown Castle International Corp.	2.355	11/6/19	13,000,000	12,994,300
Crown Castle International Corp.	2.355	11/5/19	23,250,000	23,241,469
Crown Castle International Corp.	2.355	11/4/19	15,000,000	14,995,577
Diageo Capital PLC (United Kingdom)	1.902	11/22/19	46,750,000	46,696,318
DNB Bank ASA (Norway)	2.216	7/22/20	47,000,000	46,993,226
Dominion Energy, Inc.	2.156	12/4/19	42,500,000	42,418,518
Dominion Energy, Inc.	2.144	11/20/19	28,000,000	27,968,313
DuPont de Nemours,Inc	2.149	12/20/19	16,000,000	15,955,178
DuPont de Nemours,Inc	2.107	12/19/19	18,000,000	17,950,731
E. I. du Pont de Nemours & Co.	2.149	12/23/19	18,000,000	17,947,821
E. I. du Pont de Nemours & Co.	2.210	12/20/19	8,000,000	7,978,033
E. I. du Pont de Nemours & Co.	2.159	12/17/19	9,250,000	9,226,028
E. I. du Pont de Nemours & Co.	2.613	11/25/19	17,500,000	17,475,694
E. I. du Pont de Nemours & Co.	2.247	11/4/19	20,475,000	20,470,423
Enbridge US, Inc.	2.293	12/11/19	10,000,000	9,976,881
Enbridge US, Inc.	2.225	11/15/19	46,500,000	46,459,894
Enbridge US, Inc.	2.114	11/14/19	48,000,000	47,961,397
Enbridge US, Inc.	2.288	11/6/19	9,250,000	9,246,843
Encana Corp. (Canada)	2.405	11/26/19	32,000,000	31,953,084
Encana Corp. (Canada)	2.425	11/14/19	18,250,000	18,235,323
Encana Corp. (Canada)	2.455	11/13/19	20,250,000	20,234,900
Encana Corp. (Canada)	2.495	11/7/19	5,000,000	4,998,007
Encana Corp. (Canada)	2.505	11/4/19	23,500,000	23,494,666
ENGIE SA (France)	2.048	12/16/19	13,000,000	12,970,814
ENGIE SA (France)	2.084	12/11/19	95,000,000	94,813,581
ENGIE SA (France)	2.149	12/9/19	15,000,000	14,972,213
ENGIE SA (France)	2.057	12/5/19	27,000,000	26,955,821
Eni Finance USA, Inc.	2.318	12/4/19	22,400,000	22,360,164
Eni Finance USA, Inc.	2.381	11/5/19	17,500,000	17,495,589
Entergy Corp.	2.332	12/6/19	16,050,000	16,017,900
Entergy Corp.	2.260	11/21/19	44,000,000	43,950,155
ERAC USA Finance, LLC	2.259	11/26/19	20,000,000	19,970,678
ERP Operating LP	2.291	11/7/19	37,000,000	36,985,251
ETP Legacy LP	2.050	11/1/19	121,800,000	121,790,895
Fidelity National Information Services, Inc.	2.102	11/8/19	37,000,000	36,983,128
FMC Corp.	2.050	11/1/19	47,200,000	47,197,332
Fortive Corp.	2.093	11/21/19	60,250,000	60,178,654
Fortive Corp.	2.123	11/20/19	10,000,000	9,988,683
Fortive Corp.	2.153	11/18/19	10,000,000	9,989,750
Fortive Corp.	2.153	11/14/19	15,000,000	14,987,937
Fortive Corp.	2.204	11/12/19	24,000,000	23,983,496
Fortive Corp.	2.244	11/6/19	23,750,000	23,741,893
General Motors Financial Co., Inc.	2.315	11/21/19	20,000,000	19,970,437
General Motors Financial Co., Inc.	2.315	11/20/19	10,000,000	9,985,928
General Motors Financial Co., Inc.	2.330	11/7/19	14,850,000	14,842,435
General Motors Financial Co., Inc.	2.323	11/6/19	23,000,000	22,989,915
General Motors Financial Co., Inc.	2.355	11/4/19	15,000,000	14,995,577
Hawaiian Electric Industries, Inc.	2.151	11/7/19	20,000,000	19,992,028
Hawaiian Electric Industries, Inc.	2.201	11/5/19	30,750,000	30,741,266
HCP, Inc.	2.083	11/22/19	15,000,000	14,980,392
Humana, Inc.	2.106	12/10/19	46,500,000	46,390,828
Humana, Inc.	2.340	11/18/19	33,000,000	32,966,076
ING (U.S.) Funding LLC	2.286	6/25/20	29,500,000	29,496,866
ING (U.S.) Funding LLC	2.256	4/2/20	23,500,000	23,505,286
International Business Machines Corp.	2.389	12/9/19	9,000,000	8,984,020
Intesa Sanpaolo Funding LLC (Spain)	2.417	12/18/19	93,500,000	93,236,954
Keurig Dr Pepper, Inc.	2.036	12/20/19	38,000,000	37,886,528
Keurig Dr Pepper, Inc.	2.217	11/18/19	13,000,000	12,986,090
Keurig Dr Pepper, Inc.	2.358	11/12/19	30,000,000	29,978,830
Keurig Dr Pepper, Inc.	2.204	11/4/19	10,000,000	9,997,714
Keurig Dr Pepper, Inc.	2.217	11/1/19	30,000,000	29,998,304
Lloyds Bank PLC (United Kingdom)	2.316	4/20/20	47,000,000	47,000,191
LVMH Moet Hennessy Louis Vuitton SA	2.018	2/14/20	37,500,000	37,310,967
LVMH Moet Hennessy Louis Vuitton SA	2.739	11/1/19	46,500,000	46,497,940
Macquarie Bank, Ltd. (Australia)	2.266	7/9/20	40,000,000	39,998,992
Marriott International, Inc./MD	2.262	12/10/19	20,000,000	19,954,889
Marriott International, Inc./MD	2.229	11/15/19	15,000,000	14,987,063
Marriott International, Inc./MD	2.241	11/12/19	9,250,000	9,243,639
Mid-America Apartments LP	2.052	11/13/19	41,750,000	41,718,867
Mid-America Apartments LP	2.163	11/6/19	18,500,000	18,493,685
Mondelez International, Inc.	2.218	11/8/19	14,960,000	14,953,438
Mylan Inc.	2.332	11/7/19	30,000,000	29,984,717
National Grid Electricity Transmission PLC (United Kingdom)	2.127	12/19/19	2,800,000	2,791,810
Nationwide Building Society (United Kingdom)	2.317	1/16/20	49,500,000	49,318,213
NiSource Finance Corp.	2.403	12/3/19	45,500,000	45,415,332
NiSource Finance Corp.	2.313	11/7/19	20,200,000	20,191,948
NRW.Bank (Germany)	2.070	3/10/20	10,000,000	9,934,500
NRW.Bank (Germany)	2.073	2/25/20	89,000,000	88,479,929
NRW.Bank (Germany)	2.019	2/20/20	46,750,000	46,488,927
Nutrien, Ltd. (Canada)	2.180	12/19/19	18,500,000	18,448,481
Nutrien, Ltd. (Canada)	2.186	11/19/19	28,000,000	27,969,558
Nutrien, Ltd. (Canada)	2.155	11/14/19	23,250,000	23,230,859
Nutrien, Ltd. (Canada)	2.227	11/12/19	32,500,000	32,477,109
Pfizer, Inc.	2.071	3/23/20	48,000,000	47,657,664
Pfizer, Inc.	2.070	3/9/20	48,000,000	47,691,987
Pfizer, Inc.	2.050	12/9/19	44,000,000	43,926,641
PPL Capital Funding, Inc.	2.358	11/12/19	4,763,000	4,759,725
PPL Capital Funding, Inc.	2.052	11/8/19	20,000,000	19,990,880
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.459	3/2/20	28,000,000	27,805,988
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.512	1/9/20	14,000,000	13,949,367
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.160	12/31/19	19,000,000	18,940,408
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.223	12/19/19	30,500,000	30,424,735
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.507	12/12/19	14,000,000	13,970,763
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.506	12/10/19	18,500,000	18,463,349
Reckitt Benckiser Treasury Services PLC (United Kingdom)	2.229	11/22/19	25,000,000	24,973,508
Rogers Communications, Inc. (Canada)	2.083	11/15/19	34,000,000	33,970,675
Rogers Communications, Inc. (Canada)	2.240	11/5/19	53,500,000	53,484,804
Rogers Communications, Inc. (Canada)	2.244	11/1/19	29,000,000	28,998,361
Sempra Global	2.136	12/17/19	41,327,000	41,217,040
Sempra Global	2.125	12/6/19	37,250,000	37,174,383
Sempra Global	2.145	12/4/19	39,750,000	39,673,791
Sempra Global	2.113	11/18/19	18,500,000	18,481,038
Shell International Finance BV (Netherlands)	2.051	6/26/20	25,000,000	24,683,823
Shell International Finance BV (Netherlands)	2.033	6/5/20	94,000,000	92,953,200
Sherwin-Williams Co. (The)	2.007	11/19/19	38,500,000	38,466,920
Societe Generale SA (France)	2.546	12/16/19	33,000,000	33,021,512
Societe Generale SA (France)	2.400	10/1/20	28,000,000	28,000,000
Societe Generale SA (France)	2.356	6/3/20	33,500,000	33,500,000
Societe Generale SA (France)	2.346	5/12/20	44,000,000	44,000,000
Societe Generale SA (France)	2.270	6/15/20	14,700,000	14,699,941
Suncor Energy, Inc. (Canada)	2.263	12/19/19	21,200,000	21,140,962
Suncor Energy, Inc. (Canada)	2.243	12/5/19	31,500,000	31,437,831
Suncor Energy, Inc. (Canada)	2.228	11/20/19	9,250,000	9,239,532
Suncor Energy, Inc. (Canada)	2.313	11/18/19	18,500,000	18,481,038
TransCanada PipeLines, Ltd. (Canada)	2.354	11/8/19	8,000,000	7,996,352
UDR, Inc.	1.952	11/21/19	36,100,000	36,057,251
Ventas Realty LP	2.198	12/10/19	23,500,000	23,446,994
Ventas Realty LP	2.156	12/4/19	10,000,000	9,980,828
Ventas Realty LP	2.197	12/2/19	46,000,000	45,916,996
Ventas Realty LP	2.236	11/5/19	26,000,000	25,992,615
Viacom, Inc.	1.950	11/1/19	16,000,000	15,999,096
Walgreens Boots Alliance, Inc.	2.275	3/24/20	14,000,000	13,880,456
Walgreens Boots Alliance, Inc.	2.225	3/11/20	38,000,000	37,704,613
Walgreens Boots Alliance, Inc.	2.309	2/28/20	27,500,000	27,305,667
Walgreens Boots Alliance, Inc.	2.328	2/18/20	23,250,000	23,099,392
Walgreens Boots Alliance, Inc.	2.283	1/27/20	29,000,000	28,849,857
Welltower, Inc.	2.124	11/25/19	37,500,000	37,447,136
Welltower, Inc.	2.234	11/7/19	56,000,000	55,977,678
Welltower, Inc.	2.245	11/6/19	46,500,000	46,484,128
Westpac Banking Corp. (Australia)	2.250	10/19/20	51,500,000	51,500,000
Whirlpool Corp.	2.218	11/18/19	28,000,000	27,971,300
WRKCo., Inc.	2.072	11/4/19	20,000,000	19,995,460

Total commercial paper (cost $5,103,097,297)				$5,103,917,605

MORTGAGE-BACKED SECURITIES (7.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$41,791	$44,174
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	125,616	142,732
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	45,815	49,960
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	12,649	13,348
REMICs Ser. 3611, PO, zero %, 7/15/34	39,554	36,161
Federal National Mortgage Association
REMICs Ser. 05-48, Class AR, 5.50%, 2/25/35	1,056	1,054
REMICs Ser. 08-8, Class PA, 5.00%, 2/25/38	9,527	9,591
REMICs Ser. 09-15, Class MC, 5.00%, 3/25/24	120	121
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	9,762	10,160
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	84,629	84,906
REMICs Ser. 11-20, Class PC, 3.50%, 3/25/39	1,600	1,598
REMICs Ser. 10-155, Class A, 3.50%, 9/25/25	2,236	2,235
REMICs Ser. 10-43, Class KG, 3.00%, 1/25/21	1,673	1,675
REMICs Ser. 11-23, Class AB, 2.75%, 6/25/20	115	115
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	55,115	54,773
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 2.323%, 8/25/40	530,134	528,879
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 2.173%, 8/25/36	243,178	243,185
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 2.073%, 10/25/31	548,334	546,467
REMICs Ser. 92-96, Class B, PO, zero %, 5/25/22	272	270
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	13,475	14,425

		1,785,829
Residential mortgage-backed securities (non-agency) (7.6%)
ACE Securities Corp. Home Equity Loan Trust FRB Ser. 05-WF1, Class M2, (1 Month US LIBOR + 0.66%), 2.483%, 5/25/35	902,160	903,206
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R3, Class M1, (1 Month US LIBOR + 0.78%), 2.603%, 5/25/34	451,122	449,515
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%), 2.558%, 10/25/35	3,553,527	3,553,527
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.50%), 2.323%, 9/25/35	1,937,783	1,943,455
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48(WAC)	10,239,969	10,354,656
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	15,326,453	15,446,191
Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	20,296,744	20,422,584
FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	2,023,036	2,018,585
Argent Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-W8, Class A2, (1 Month US LIBOR + 0.96%), 2.783%, 5/25/34	1,961,199	1,964,317
Arroyo Mortgage Trust 144A Ser. 19-3, Class A1, zero %, 10/25/48(WAC)	22,269,712	22,353,224
Banc of America Funding Trust FRB Ser. 05-B, Class 3A1, (1 Month US LIBOR + 0.46%), 2.306%, 4/20/35	133,101	133,101
Banc of America Funding Trust 144A FRB Ser. 15-R4, Class 6A1, (1 Month US LIBOR + 0.14%), 2.158%, 8/27/36	3,113,931	3,098,361
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR + 1.01%), 2.828%, 8/25/35	4,304,779	4,341,800
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 2.823%, 10/25/37	8,258,942	8,201,921
FRB Ser. 05-EC1, Class M2, (1 Month US LIBOR + 0.71%), 2.528%, 11/25/35	1,833,076	1,833,735
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR + 0.66%), 2.483%, 5/25/35	1,685,535	1,693,962
Bear Stearns Asset Backed Securities Trust FRB Ser. 05-SD1, Class 1M1, (1 Month US LIBOR + 0.75%), 2.573%, 8/25/43	359,156	359,091
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.523%, 10/25/27 (Bermuda)	7,509,296	7,528,069
FRB Ser. 19-2A, Class M1A, (1 Month US LIBOR + 1.00%), 2.823%, 4/25/29 (Bermuda)	13,531,164	13,557,663
FRB Ser. 18-2A, Class M1A, (1 Month US LIBOR + 0.95%), 2.773%, 8/25/28 (Bermuda)	8,046,347	8,050,370
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	11,867,383	11,926,720
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59(WAC)	19,356,874	19,356,874
Bunker Hill Loan Depositary Trust 144A FRB Ser. 19-1, Class A1, 3.77%, 10/26/48	7,602,277	7,659,294
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.24%), 2.063%, 3/25/36	6,889,413	6,825,156
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 3.273%, 10/25/37	3,169,254	3,191,084
COLT Funding, LLC 144A Ser. 19-4, Class A1, 2.579%, 11/25/49(WAC)	17,434,569	17,445,466
COLT Mortgage Loan Trust 144A
FRB Ser. 19-1, Class A1, 3.705%, 3/25/49(WAC)	2,560,796	2,605,036
Ser. 18-2, Class A1, 3.47%, 7/27/48(WAC)	6,064,141	6,185,424
Ser. 18-1, Class A1, 2.93%, 2/25/48(WAC)	4,484,548	4,484,548
Countrywide Alternative Loan Trust FRB Ser. 04-J5, Class M1, (1 Month US LIBOR + 0.90%), 2.723%, 8/25/34	4,596,684	4,596,684
Countrywide Asset-Backed Certificates
FRB Ser. 04-8, Class M1, (1 Month US LIBOR + 1.05%), 2.873%, 1/25/35	324,034	324,042
FRB Ser. 05-BC5, Class M2, (1 Month US LIBOR + 0.48%), 2.303%, 1/25/36	648,279	648,011
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR + 0.35%), 2.173%, 4/25/36	1,240,149	1,239,090
Countrywide Asset-Backed Certificates Trust FRB Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%), 2.873%, 8/25/35	1,218,712	1,219,802
CSMC Trust 144A Ser. 15-2R, Class 7A3, 4.069%, 8/27/36(WAC)	10,937,887	11,050,171
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 2.948%, 12/25/34	8,883,354	8,870,505
FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%), 2.828%, 8/25/35	2,635,314	2,633,513
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%), 2.783%, 10/25/35	2,679,560	2,679,560
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR + 0.86%), 2.678%, 5/25/36	2,070,214	2,070,214
Deephaven Residential Mortgage Trust 144A
Ser. 19-2A, Class A1, 3.558%, 4/25/59(WAC)	13,618,400	13,753,222
Ser. 18-1A, Class A1, 2.976%, 12/25/57(WAC)	9,237,401	9,288,487
Ser. 19-3A, Class A1, 2.964%, 7/25/59(WAC)	9,948,088	9,997,828
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	1,398,512	1,399,491
Eagle Re, Ltd. 144A FRB Ser. 19-1, Class M1A, (1 Month US LIBOR + 1.25%), 3.073%, 4/25/29 (Bermuda)	5,304,000	5,307,315
Ellington Financial Mortgage Trust 144A
Ser. 19-1, Class A1, 2.934%, 6/25/59(WAC)	10,005,753	10,041,774
Ser. 17-1, Class A1, 2.687%, 10/25/47(WAC)	8,156,336	8,162,045
FRB Ser. 18-1, Class AFLA, (1 Month US LIBOR + 0.75%), 2.573%, 10/25/58	12,357,771	12,365,186
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1, Class A2C, (1 Month US LIBOR + 1.25%), 3.073%, 5/25/37	1,878,984	1,913,933
Encore Credit receivables Trust FRB Ser. 05-1, Class M1, (1 Month US LIBOR + 0.66%), 2.483%, 7/25/35	9,113,430	9,109,051
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.72%), 2.543%, 4/25/35	3,617,613	3,615,804
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.573%, 10/25/24	7,882,702	8,342,981
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.373%, 10/25/24	18,531,847	19,856,577
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 5.973%, 1/25/25	1,853,779	1,918,494
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 5.923%, 8/25/24	6,778,079	7,159,305
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M3, (1 Month US LIBOR + 4.00%), 5.823%, 8/25/24	13,308,657	13,935,194
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 5.723%, 12/25/27	5,100,000	5,291,389
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 5.623%, 3/25/25	24,588,578	25,360,153
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 4.673%, 4/25/28	20,481,354	20,772,138
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.023%, 9/25/24	5,154,833	5,217,557
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 4.023%, 2/25/24	4,349,969	4,406,970
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 3.773%, 5/25/25	6,027,873	6,098,314
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class M2, (1 Month US LIBOR + 1.85%), 3.673%, 10/25/27	8,975,911	9,027,262
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M2, (1 Month US LIBOR + 1.30%), 3.123%, 4/25/29	8,581,336	8,606,577
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M2, (1 Month US LIBOR + 1.30%), 3.123%, 3/25/29	279,154	279,806
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M1, (1 Month US LIBOR + 1.20%), 3.023%, 8/25/29	1,853,654	1,856,765
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2AS, (1 Month US LIBOR + 1.05%), 2.873%, 12/25/29	29,100,000	29,000,990
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 2.573%, 3/25/30	1,058,404	1,058,414
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (1 Month US LIBOR + 0.75%), 2.573%, 3/25/30	13,169,500	13,082,410
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M1, (1 Month US LIBOR + 0.70%), 2.523%, 9/25/30	594,102	594,101
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 3.073%, 2/25/47	7,710,000	7,714,510
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 2.823%, 2/25/47	14,000,000	13,901,342
Structured Agency Credit Risk Trust FRN Ser. 19-HQA1, Class M1, (1 Month US LIBOR + 0.90%), 2.723%, 2/25/49	6,849,881	6,853,710
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 2.623%, 12/25/30	1,149,464	1,147,073
Structured Agency Credit Risk Trust FRN Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 2.573%, 10/25/48	553,151	553,663
Structured Agency Credit Risk Trust FRN Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 2.573%, 9/25/48	1,247,217	1,248,753
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.573%, 8/25/28	17,121,809	18,904,874
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.823%, 9/25/28	29,722,251	32,361,830
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.823%, 7/25/25	17,816,555	18,932,632
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.373%, 2/25/25	23,467,501	24,223,779
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.073%, 1/25/29	4,497,000	4,739,910
Connecticut Avenue Securities Trust FRB Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%), 6.073%, 1/25/29	6,999,981	7,339,232
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.823%, 5/25/25	11,835,141	12,299,580
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.723%, 7/25/24	8,774,956	9,138,812
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 4.423%, 5/25/24	2,414,555	2,500,906
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M1, (1 Month US LIBOR + 0.95%), 2.773%, 10/25/29	526,173	526,947
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M1, (1 Month US LIBOR + 0.85%), 2.673%, 11/25/29	322,581	322,697
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED4, (1 Month US LIBOR + 0.85%), 2.673%, 9/25/29	35,600,000	35,357,137
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%), 2.573%, 12/25/30	1,130,413	1,130,412
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M1, (1 Month US LIBOR + 0.68%), 2.503%, 10/25/30	1,629,820	1,629,109
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1M1, (1 Month US LIBOR + 0.65%), 2.473%, 5/25/30	5,221,997	5,221,991
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M1, (1 Month US LIBOR + 0.60%), 2.423%, 7/25/30	9,159,758	9,155,324
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M1, (1 Month US LIBOR + 0.85%), 2.673%, 8/25/31	9,179,567	9,181,746
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M1, (1 Month US LIBOR + 0.75%), 2.573%, 9/25/31	3,564,896	3,564,892
First Franklin Mortgage Loan Trust
FRB Ser. 04-FFH4, Class M5, (1 Month US LIBOR + 1.58%), 3.398%, 1/25/35	763,951	767,771
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 2.693%, 9/25/34	1,685,470	1,681,237
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR + 0.80%), 2.618%, 9/25/35	2,396,990	2,394,131
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR + 0.48%), 2.303%, 12/25/35	6,337,939	6,306,249
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.45%), 2.273%, 11/25/36	1,091,754	1,085,998
FWD Securitization Trust 144A Ser. 19-INV1, Class A1, 2.81%, 6/25/49(WAC)	9,681,058	9,763,793
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	14,214,165	14,583,270
Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	24,679,661	25,271,135
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	5,156,178	5,209,413
GCAT Trust 144A Ser. 19-NQM2, Class A1, 2.855%, 9/25/59	24,463,050	24,487,320
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	22,955,361	23,127,527
GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%), 2.048%, 12/25/35	1,817,118	1,819,887
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%), 2.253%, 6/25/35	6,864,050	6,864,050
FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%), 2.193%, 6/25/35	815,921	815,921
GSAMP Trust
FRB Ser. 04-AR2, Class M1, (1 Month US LIBOR + 0.84%), 2.663%, 8/25/34	829,325	836,141
FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 2.053%, 10/25/46	1,331,487	1,312,047
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.423%, 10/25/28 (Bermuda)	6,582,223	6,557,540
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.27%), 2.093%, 10/25/35	11,013,124	11,001,181
Homeward Opportunities Fund I Trust 144A Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	11,753,081	11,833,589
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR + 0.28%), 2.103%, 11/25/36	8,540,000	8,519,439
FRB Ser. 06-CH1, Class A5, (1 Month US LIBOR + 0.23%), 2.053%, 7/25/36	383,975	383,207
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR + 0.16%), 1.983%, 1/25/36	2,581,007	2,571,909
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	6,144,201	6,195,225
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 2.573%, 2/25/34	650,808	646,628
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 4.712%, 11/21/34(WAC)	1,179,548	1,197,241
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 2.403%, 12/25/35	1,555,297	1,535,508
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.75%), 2.573%, 6/25/36	1,286,439	1,291,841
New Century Home Equity Loan Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 2.588%, 7/25/35	3,564,253	3,554,223
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 2.498%, 6/25/35	871,223	870,945
New Residential Mortgage Loan Trust 144A Ser. 19-NQM4, Class A1, 2.465%, 9/25/59(WAC)	12,085,016	12,088,642
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.49%), 2.313%, 5/25/35	2,031,023	2,020,533
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 4.446%, 11/25/47	3,199,490	3,229,798
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 2.498%, 4/25/35	1,010,195	1,007,949
FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%), 2.283%, 7/25/35	12,082,000	12,004,286
FRB Ser. 05-3, Class A1C, (1 Month US LIBOR + 0.37%), 2.193%, 7/25/35	2,022,803	2,025,565
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR + 1.04%), 2.858%, 2/25/35	5,783,953	5,781,170
FRB Ser. 05-WCH1, Class M3, (1 Month US LIBOR + 0.84%), 2.663%, 1/25/36	545,926	546,360
Popular ABS Mortgage Pass-Through Trust FRB Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%), 2.253%, 6/25/35	174,207	174,399
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR + 0.83%), 2.648%, 1/25/35	621,454	627,820
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR + 0.80%), 2.618%, 6/25/35	4,890,041	4,884,758
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR + 0.72%), 2.543%, 2/25/35	4,469,000	4,479,473
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 2.723%, 11/25/34	6,840,060	6,807,104
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR + 0.80%), 2.618%, 1/25/35	1,200,973	1,204,248
FRB Ser. 05-KS12, Class M1, (1 Month US LIBOR + 0.44%), 2.263%, 1/25/36	1,310,200	1,311,934
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR + 0.40%), 2.223%, 12/25/35	653,696	654,536
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 2.063%, 9/25/36	892,936	881,619
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	71,666,702	89,444,115
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 2.303%, 1/25/36	10,786,139	10,741,313
SG Residential Mortgage Trust 144A
FRB Ser. 18-1, Class A1, 3.425%, 4/27/48(WAC)	3,956,740	3,956,642
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	3,250,000	3,247,969
Soundview Home Loan Trust
FRB Ser. 05-CTX1, Class M2, (1 Month US LIBOR + 0.44%), 2.263%, 11/25/35	960,309	959,493
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%), 2.153%, 3/25/36	2,104,249	2,103,258
Spruce Hill Mortgage Loan Trust 144A Ser. 19-SH1, Class A1, 3.368%, 4/29/49(WAC)	20,167,045	20,286,031
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48(WAC)	18,074,920	18,366,469
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	10,275,781	10,340,406
Ser. 19-1, Class A1, 2.868%, 6/25/49(WAC)	29,855,267	29,967,224
Ser. 19-INV1, Class A1, 2.61%, 8/25/49(WAC)	15,373,880	15,412,315
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 2.663%, 8/25/34	2,325,133	2,315,229
FRB Ser. 05-8, Class A4, (1 Month US LIBOR + 0.72%), 2.543%, 10/25/35	62,960	62,965
FRB Ser. 05-5, Class M2, (1 Month US LIBOR + 0.69%), 2.513%, 6/25/35	343,276	343,410
FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.66%), 2.483%, 4/25/35	730,047	728,541
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR + 0.47%), 2.293%, 7/25/35	765,373	764,162
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 2.543%, 2/25/35	2,983,605	2,975,784
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 2.083%, 4/25/36	2,043,098	2,022,667
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR + 0.15%), 1.973%, 5/25/36	365,174	362,956
Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.30%), 2.123%, 7/25/36	3,038,831	3,045,902
Towd Point HE Trust 144A FRB Ser. 19-HE1, Class A1, (1 Month US LIBOR + 0.90%), 2.723%, 4/25/48	5,435,810	5,442,916
Towd Point Mortgage Trust 144A Ser. 17-1, Class A1, 2.75%, 10/25/56(WAC)	2,358,956	2,376,648
Verus Securitization Trust 144A
Ser. 19-1, Class A1, 3.73%, 2/25/59(WAC)	30,316,959	30,686,447
Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	19,009,951	19,128,763
Ser. 19-2, Class A1, 3.465%, 4/25/59(WAC)	24,021,653	24,025,782
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	22,563,591	22,577,278
Ser. 19-3, Class A1, 2.784%, 7/25/59	17,855,759	17,900,321
Ser. 17-SG1A, Class A1, 2.69%, 11/25/47(WAC)	3,085,789	3,095,043
Ser. 17-2A, Class A1, 2.485%, 7/25/47(WAC)	8,695,326	8,825,756
Wells Fargo Home Equity Asset-Backed Securities Trust
FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.89%), 2.708%, 11/25/35	691,145	691,145
FRB Ser. 05-4, Class M1, (1 Month US LIBOR + 0.46%), 2.283%, 12/25/35	586,252	585,839

		1,332,986,270

Total mortgage-backed securities (cost $1,338,093,656)		$1,334,772,099

ASSET-BACKED SECURITIES (5.2%)(a)
	Principal amount	Value
Ally Auto Receivables Trust
Ser. 19-1, Class A2, 2.85%, 3/15/22	$8,373,062	$8,401,028
Ser. 18-1, Class A3, 2.35%, 6/15/22	25,750,295	25,804,296
American Express Credit Account Master Trust
Ser. 19-3, Class A, 2.00%, 4/15/25	58,000,000	57,991,880
Ser. 17-1, Class A, 1.93%, 9/15/22	35,246,000	35,243,621
Ser. 17-3, Class A, 1.77%, 11/15/22	38,200,000	38,184,911
Bank of The West Auto Trust 144A Ser. 19-1, Class A1, 2.481%, 7/15/20	2,837,269	2,836,957
BMW Vehicle Owner Trust Ser. 18-A, Class A3, 2.35%, 4/25/22	14,043,879	14,073,053
Capital One Multi-Asset Execution Trust
Ser. 17-A1, Class A1, 2.00%, 1/17/23	7,200,000	7,196,400
Ser. 16-A6, Class A6, 1.82%, 9/15/22	40,212,000	40,209,378
Capital One Prime Auto Receivables Trust Ser. 19-2, Class A1, 2.132%, 9/15/20	20,578,639	20,587,920
CarMax Auto Owner Trust
Ser. 19-3, Class A3, 2.18%, 8/15/24	5,300,000	5,337,031
Ser. 17-4, Class A3, 2.11%, 10/17/22	42,536,262	42,568,883
Ser. 17-3, Class A3, 1.97%, 4/15/22	1,758,657	1,758,249
Ser. 16-2, Class A4, 1.68%, 9/15/21	16,667,000	16,642,566
Chase Issuance Trust Ser. 12-A7, Class A7, 2.16%, 9/15/24	25,615,000	25,831,480
Citibank Credit Card Issuance Trust
Ser. 17-A3, Class A3, 1.92%, 4/7/22	12,845,000	12,829,843
Ser. 16-A1, Class A1, 1.75%, 11/19/21	15,680,000	15,677,284
Discover Card Execution Note Trust
Ser. 15-A2, Class A, 1.90%, 10/17/22	53,383,000	53,372,323
Ser. 17-A6, Class A6, 1.88%, 2/15/23	25,540,000	25,541,560
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class A, 3.279%, 4/25/29(WAC)	6,757,369	6,790,480
Ford Credit Auto Owner Trust
Ser. 19-B, Class A2A, 2.35%, 2/15/22	20,000,000	20,044,158
Ser. 16-C, Class A4, 1.40%, 2/15/22	14,952,000	14,884,716
Ford Credit Floorplan Master Owner Trust
FRB Ser. 15-2, Class A2, (1 Month US LIBOR + 0.57%), 2.484%, 1/15/22	7,034,000	7,039,152
Ser. 15-2, Class A1, 1.98%, 1/15/22	4,300,000	4,299,140
Ser. 16-5, Class A1, 1.95%, 11/15/21	25,639,000	25,639,000
GM Financial Automobile Leasing Trust Ser. 19-4, Class A2A, 1.84%, 11/16/22	23,000,000	22,987,626
Golden Credit Card Trust 144A
Ser. 18-1A, Class A, 2.62%, 1/15/23	25,202,000	25,396,542
Ser. 15-2A, Class A, 2.02%, 4/15/22	7,990,000	7,991,349
Honda Auto Receivables Owner Trust Ser. 18-1, Class A3, 2.64%, 2/15/22	8,852,598	8,892,750
Hyundai Auto Lease Securitization Trust 144A Ser. 17-C, Class A3, 2.12%, 2/16/21	12,479,663	12,482,021
Hyundai Auto Receivables Trust Ser. 19-B, Class A3, 2.23%, 2/15/24	6,750,000	20,249,066
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.868%, 11/25/51	13,368,666	13,368,666
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.623%, 6/25/52	21,799,000	21,799,000
Mercedes-Benz Auto Receivables Trust Ser. 19-1, Class A3, 1.94%, 3/15/24	34,000,000	33,915,639
Nissan Auto Receivables Owner Trust
Ser. 17-C, Class A3, 2.12%, 4/18/22	11,970,840	11,984,514
Ser. 17-B, Class A4, 1.95%, 10/16/23	18,120,000	18,107,711
Ser. 19-C, Class A3, 1.93%, 7/15/24	20,500,000	20,540,139
RMF Buyout Issuance Trust 144A Ser. 18-1, Class A, 3.436%, 11/25/28(WAC)	3,503,886	3,506,045
Santander Retail Auto Lease Trust 144A Ser. 17-A, Class A3, 2.22%, 1/20/21	4,819,680	4,821,097
Station Place Securitization Trust 144A
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.746%, 9/24/20	16,329,000	16,329,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.746%, 6/24/20	23,217,000	23,217,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.746%, 2/24/20	33,219,000	33,219,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.572%, 10/24/20	30,965,000	30,965,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.473%, 8/25/52	8,957,000	8,957,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.423%, 1/25/46	2,445,738	2,415,541
Toyota Auto Receivables Owner Trust
Ser. 17-A, Class A4, 2.10%, 9/15/22	14,026,000	14,041,646
Ser. 17-C, Class A4, 1.98%, 12/15/22	1,775,000	1,776,101
USAA Auto Owner Trust Ser. 19-1, Class A2, 2.26%, 2/15/22	9,500,000	9,516,111
World Omni Auto Receivables Trust
Ser. 16-B, Class A4, 1.48%, 11/15/22	10,855,000	10,787,950
Ser. 16-B, Class A3, 1.30%, 2/15/22	9,298,561	9,275,597

Total asset-backed securities (cost $914,559,078)		$915,327,420

CERTIFICATES OF DEPOSIT (5.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Banco Bilbao Vizcaya Argentaria/New York, NY	2.040	12/13/19	$70,000,000	$69,999,454
Bank of Nova Scotia/Houston FRN	2.190	9/9/20	49,000,000	48,999,820
BNP Paribas SA/New York, NY FRN (France)	2.266	8/3/20	47,000,000	47,000,000
Canadian Imperial Bank of Commerce/New York, NY FRN	2.220	10/9/20	38,000,000	37,992,996
Canadian Imperial Bank of Commerce/New York, NY FRN	2.180	9/30/20	80,000,000	80,000,000
Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.439	6/17/21	32,500,000	32,510,188
Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.413	9/24/21	28,500,000	28,499,899
Credit Agricole Corporate and Investment Bank/New York FRN (France)	2.566	5/11/20	21,250,000	21,285,583
Goldman Sachs Bank USA/New York, NY FRN	2.338	12/10/20	36,000,000	36,000,000
Natixis SA/New York, NY FRN (France)	2.240	12/11/20	51,250,000	51,250,000
Nordea Bank ABP/New York, NY FRN	2.471	2/12/21	28,000,000	27,996,437
Nordea Bank ABP/New York, NY FRN	2.042	7/24/20	47,000,000	46,979,657
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.046	7/20/20	47,000,000	46,986,887
Standard Chartered Bank/New York FRN	2.146	12/11/19	9,000,000	9,001,183
Standard Chartered Bank/New York FRN	2.057	12/11/19	46,000,000	46,000,000
State Street Bank & Trust Co. FRN	2.096	7/20/20	130,000,000	129,991,993
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.523	5/13/21	28,000,000	28,018,773
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.351	7/12/21	27,900,000	27,909,178
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.499	4/1/20	14,750,000	14,772,996
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.042	7/24/20	23,000,000	22,991,341
Swedbank AB/New York FRN	2.452	8/24/20	28,500,000	28,550,244

Total certificates of deposit (cost $882,561,728)				$882,736,629

ASSET-BACKED COMMERCIAL PAPER (0.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC CCP (United Kingdom)	2.192	12/12/19	$40,000,000	$39,915,907
Chariot Funding, LLC	2.206	2/5/20	50,000,000	50,017,633
Chariot Funding, LLC	2.108	12/2/19	50,000,000	49,922,134
Sheffield Receivables Co., LLC (United Kingdom)	2.753	12/13/19	20,620,000	20,576,061

Total asset-backed commercial paper (cost $160,365,319)				$160,431,735

REPURCHASE AGREEMENTS (0.4%)(a)
	Principal amount	Value
Interest in $50,000,000 tri-party term repurchase agreement dated 11/1/19 with BNP Paribas due 12/6/19 - maturity value of $50,093,333 for an effective yield of 2.020% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.050% to 6.500% and due dates ranging from 10/1/20 to perpetual maturity, valued at $52,502,946)(IR)(EG) (France)	$50,000,000	$50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 11/1/19 with RBC Capital Markets, LLC due 12/6/19 - maturity value of $25,059,063 for an effective yield of 2.050% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.900% to 8.875% and due dates ranging from 12/6/19 to 5/1/49, valued at $26,251,495)(IR)(EG) (Canada)	25,000,000	25,000,000

Total repurchase agreements (cost $75,000,000)		$75,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 5.00%, 5/1/21	$1,736	$1,744
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	5,350	5,512
5.50%, 11/1/23	1,825	1,846
5.50%, 6/1/20	46	46

		9,148

Total U.S. government and agency mortgage obligations (cost $9,648)		$9,148
TOTAL INVESTMENTS

Total investments (cost $17,744,785,476)		$17,762,328,100

	Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through October 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,603,093,108.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $37,328,685, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/19
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$201,694,939	$201,694,939	$14,687	$—

	Total Short-term investments	$—	$201,694,939	$201,694,939	$14,687	$—
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.0%
	Canada	7.5
	United Kingdom	6.2
	France	4.5
	Netherlands	3.0
	Australia	2.7
	Japan	2.2
	Sweden	1.1
	Germany	0.8
	Spain	0.8
	Norway	0.8
	Switzerland	0.6
	Other	0.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $78,754,441 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$160,431,735	$—
Asset-backed securities	—	915,327,420	—
Certificates of deposit	—	882,736,629	—
Commercial paper	—	5,103,917,605	—
Corporate bonds and notes	—	9,290,133,464	—
Mortgage-backed securities	—	1,334,772,099	—
Repurchase agreements	—	75,000,000	—
U.S. government and agency mortgage obligations	—	9,148	—

Totals by level	$—	$17,762,328,100	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com